Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the last paragraph in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The first paragraph in the section of the Summary Prospectus and Prospectus for EMIF entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Emerging Markets Infrastructure IndexTM (the “Underlying Index”), which is designed to track the performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index includes three distinct infrastructure sub‑sectors: energy, transportation and utilities. As of March 8, 2022, the Underlying Index was composed of securities of companies in the following countries or regions: Brazil, Chile, China, Mexico, South Korea and Thailand. Companies domiciled in an emerging or developed market country are eligible for inclusion as long as the majority of the company’s revenues are derived from emerging market operations. Based on the methodology, constituents must have a minimum total market capitalization as of the rebalancing reference date of $250 million and a minimum float adjusted market capitalization as of the rebalancing reference date of $200 million. Constituents must also have a 3‑month average daily value traded of greater than $1 million. The Underlying Index may include large-, mid‑ or small capitalization companies. As of March 31, 2021, a significant portion of the Underlying Index is represented by securities of companies in the energy, industrials, infrastructure, transportation and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The first paragraph in the section of the Summary Prospectus and Prospectus for DVYE entitled “Principal Investment Strategies” is modified as of March 8, 2022, to delete “Russia” from the list of countries or regions that the Underlying Index consists of or covers.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Aggressive Allocation ETF (AOA)
iShares Core Conservative Allocation ETF (AOK)
iShares Core Growth Allocation ETF (AOR)
iShares Core Moderate Allocation ETF (AOM)
Appendix B
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Conservative Allocation ETF (EAOK)
iShares ESG Aware Aggressive Allocation ETF (EAOA)
iShares ESG Aware Growth Allocation ETF (EAOR)
iShares ESG Aware Moderate Allocation ETF (EAOM)
Appendix C
Prospectus and Summary Prospectus, each dated July 30, 2021 and SAI dated July 30, 2021 (as revised January 26, 2022):
iShares Emerging Markets Infrastructure ETF (EMIF)
Prospectus, Summary Prospectus and SAI, each dated September 1, 2021:
iShares Emerging Markets Dividend ETF (DVYE)
Appendix D
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Morningstar Multi-Asset Income ETF (IYLD)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the last paragraph in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The first paragraph in the section of the Summary Prospectus and Prospectus for DVYE entitled “Principal Investment Strategies” is modified as of March 8, 2022, to delete “Russia” from the list of countries or regions that the Underlying Index consists of or covers.
Appendix C
Prospectus, Summary Prospectus and SAI, each dated September 1, 2021:
iShares Emerging Markets Dividend ETF (DVYE)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Aggressive Allocation ETF (AOA)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Conservative Allocation ETF (AOK)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Growth Allocation ETF (AOR)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Moderate Allocation ETF (AOM)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix B
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Conservative Allocation ETF (EAOK)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix B
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Aggressive Allocation ETF (EAOA)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix B
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Growth Allocation ETF (EAOR)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix B
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Moderate Allocation ETF (EAOM)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Emerging Markets Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the last paragraph in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The first paragraph in the section of the Summary Prospectus and Prospectus for EMIF entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Emerging Markets Infrastructure IndexTM (the “Underlying Index”), which is designed to track the performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index includes three distinct infrastructure sub‑sectors: energy, transportation and utilities. As of March 8, 2022, the Underlying Index was composed of securities of companies in the following countries or regions: Brazil, Chile, China, Mexico, South Korea and Thailand. Companies domiciled in an emerging or developed market country are eligible for inclusion as long as the majority of the company’s revenues are derived from emerging market operations. Based on the methodology, constituents must have a minimum total market capitalization as of the rebalancing reference date of $250 million and a minimum float adjusted market capitalization as of the rebalancing reference date of $200 million. Constituents must also have a 3‑month average daily value traded of greater than $1 million. The Underlying Index may include large-, mid‑ or small capitalization companies. As of March 31, 2021, a significant portion of the Underlying Index is represented by securities of companies in the energy, industrials, infrastructure, transportation and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
Appendix C
Prospectus and Summary Prospectus, each dated July 30, 2021 and SAI dated July 30, 2021 (as revised January 26, 2022):
iShares Emerging Markets Infrastructure ETF (EMIF)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Multi-Asset Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Appendix D
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Morningstar Multi-Asset Income ETF (IYLD)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.